Note 1 - Summary of Significant Accounting Policies - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Finished goods	$ 31,782	$ 62,932	$ 38,201
Raw materials	168,735	141,028	165,812
Work-In-Process	44,143	61,085	68,195
Total	$ 244,660	$ 265,045	$ 272,208